EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.11%
23,303	Balchem Corp	$ 3,949,393
78,688	Celanese Corp	5,175,310
38,472	Century Aluminum Co(a)	2,257,922
106,974	Chemours Co	2,356,637
82,119	Eastman Chemical Co	6,267,322
163,351	Element Solutions Inc	5,576,803
87,862	FMC Corp(b)	1,512,984
15,151	Hawkins Inc	2,327,194
38,850	HB Fuller Co	2,396,268
25,667	Ingevity Corp(a)	1,828,260
17,789	Innospec Inc	1,298,953
11,722	Kaiser Aluminum Corp	1,412,618
14,905	Koppers Holdings Inc	576,525
22,220	Minerals Technologies Inc	1,575,842
9,538	Quaker Chemical Corp	1,184,906
11,840	Rogers Corp(a)	1,270,787
30,322	Sensient Technologies Corp	2,621,034
15,790	Stepan Co	789,184
24,659	Sylvamo Corp	1,041,596
		45,419,538
Communications — 5.56%
51,638	A10 Networks Inc	1,193,871
3,556	Cable One Inc(a)(b)	324,343
44,154	Calix Inc(a)	2,163,104
58,136	Cargurus Inc(a)	1,979,531
34,765	Cogent Communications Holdings Inc	654,973
18,940	ePlus Inc	1,425,235
70,852	Etsy Inc(a)	3,541,183
96,397	Extreme Networks Inc(a)	1,453,667
54,261	Gogo Inc(a)	218,129
84,857	Harmonic Inc(a)	762,016
17,725	HealthStream Inc	367,085
46,127	IAC Inc(a)	1,846,464
76,505	Iridium Communications Inc	2,122,249
18,076	Liquidity Services Inc(a)	552,583
676,158	Lumen Technologies Inc(a)	4,699,298
286,248	Lyft Inc Class A(a)	3,807,098
169,685	Match Group Inc	5,211,026
44,736	Q2 Holdings Inc(a)	2,116,013
40,272	QuinStreet Inc(a)	483,667
17,567	Scholastic Corp	686,167
34,022	Shenandoah Telecommunications Co(b)	524,619
19,648	Shutterstock Inc(b)	326,353
19,046	Sphere Entertainment Co(a)	2,236,000
90,975	Sprinklr Inc Class A(a)	545,850
69,955	Telephone & Data Systems Inc	2,945,105
84,395	TripAdvisor Inc(a)	899,651
130,586	Uniti Group Inc(a)	1,224,897
95,956	Upwork Inc(a)	1,051,678
104,453	Versant Media Group Inc	3,866,850
97,705	Viasat Inc(a)	4,474,889
167,311	Viavi Solutions Inc(a)	5,568,110
41,569	Yelp Inc(a)	1,028,417
Shares		Fair Value
Communications — (continued)
27,735	Ziff Davis Inc(a)	$ 1,163,761
		61,463,882
Consumer, Cyclical — 14.43%
47,637	Academy Sports & Outdoors Inc	2,689,109
20,161	Acushnet Holdings Corp	1,884,650
55,208	Adient PLC(a)	1,115,754
42,987	Advance Auto Parts Inc	2,267,564
10,047	Allegiant Travel Co(a)	814,209
115,464	American Eagle Outfitters Inc	1,928,249
13,851	Asbury Automotive Group Inc(a)	2,706,624
16,067	BJ's Restaurants Inc(a)	563,952
21,935	Boot Barn Holdings Inc(a)	3,210,407
31,190	Brinker International Inc(a)	4,452,996
21,175	Buckle Inc	1,066,373
146,360	Caesars Entertainment Inc(a)	3,868,295
98,338	Callaway Golf Co(a)	1,364,931
102,150	CarMax Inc(a)	4,247,397
26,695	Carter's Inc	954,613
5,527	Cavco Industries Inc(a)	2,676,671
5,619	Central Garden & Pet Co(a)	206,611
37,570	Central Garden & Pet Co Class A(a)	1,218,019
18,859	Century Communities Inc	1,082,129
39,616	Champion Homes Inc(a)	2,946,242
32,608	Cheesecake Factory Inc(b)	1,785,288
75,289	Cinemark Holdings Inc	2,147,242
16,174	Cracker Barrel Old Country Store Inc(b)	454,651
80,522	Dana Inc	2,709,565
174,709	Dauch Corp(a)	1,036,024
19,751	Dorman Products Inc(a)	2,061,214
21,858	Dream Finders Homes Inc Class A(a)	304,263
18,026	Ethan Allen Interiors Inc	401,259
30,562	Fox Factory Holding Corp(a)	503,051
34,940	Freshpet Inc(a)	2,060,062
26,217	G-III Apparel Group Ltd	726,211
22,187	Gentherm Inc(a)	616,355
13,715	Golden Entertainment Inc	366,053
22,571	Green Brick Partners Inc(a)	1,454,701
8,401	Group 1 Automotive Inc	2,777,623
48,902	HNI Corp	1,632,838
16,267	Installed Building Products Inc	4,313,195
43,041	Interface Inc	1,072,582
208,527	JetBlue Airways Corp(a)(b)	921,689
82,199	Kohl's Corp	1,060,367
36,407	Kontoor Brands Inc	2,559,048
30,774	La-Z-Boy Inc	989,076
17,256	LCI Industries	2,122,143
100,410	Leggett & Platt Inc	992,051
14,761	LGI Homes Inc(a)	583,502
109,073	Life Time Group Holdings Inc(a)	2,938,426
183,626	LKQ Corp	5,393,095

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
19,052	M/I Homes Inc(a)	$ 2,332,917
12,923	Madison Square Garden Sports Corp(a)	4,153,452
13,850	MarineMax Inc(a)	374,781
19,822	Marriott Vacations Worldwide Corp	1,290,809
48,025	Meritage Homes Corp	2,969,866
48,474	MillerKnoll Inc	700,934
8,465	Monarch Casino & Resort Inc	809,254
55,937	National Vision Holdings Inc(a)	1,448,768
292,318	Newell Brands Inc	1,002,651
72,562	OneSpaWorld Holdings Ltd	1,665,298
75,671	OPENLANE Inc(a)	2,205,810
10,754	Oxford Industries Inc(b)	414,137
24,754	Papa John's International Inc	802,277
24,277	Patrick Industries Inc	2,696,447
7,747	PC Connection Inc	452,890
89,200	Penn Entertainment Inc(a)	1,340,676
26,908	Phinia Inc	1,841,584
17,965	PriceSmart Inc	2,703,732
14,517	Pursuit Attractions & Hospitality Inc(a)	531,758
34,455	Red Rock Resorts Inc Class A	1,838,519
98,819	Resideo Technologies Inc(a)	3,331,188
43,328	Rush Enterprises Inc Class A	2,864,414
291,047	Sabre Corp(a)	422,018
72,539	Sally Beauty Holdings Inc(a)	1,004,665
13,930	ScanSource Inc(a)	505,659
29,234	Shake Shack Inc Class A(a)	2,586,332
29,393	Signet Jewelers Ltd	2,487,823
74,606	Six Flags Entertainment Corp(a)(b)	1,324,257
28,714	SkyWest Inc(a)	2,636,807
10,516	Sonic Automotive Inc Class A	721,082
88,227	Sonos Inc(a)	1,182,242
14,989	Standard Motor Products Inc	520,718
51,500	Steven Madden Ltd	1,746,880
38,669	Sun Country Airlines Holdings Inc(a)	638,812
32,525	Titan International Inc(a)	224,748
60,882	Tri Pointe Homes Inc(a)	2,845,016
136,986	Under Armour Inc Class A(a)(b)	809,587
82,938	Under Armour Inc Class C(a)	480,211
10,427	UniFirst Corp	2,623,329
19,955	United Parks & Resorts Inc(a)(b)	651,730
38,614	Urban Outfitters Inc(a)	2,446,197
57,369	Victoria's Secret & Co(a)	2,659,627
20,782	VSE Corp	3,832,201
109,686	Wendy's Co(b)	762,318
2,205	Winmark Corp(b)	942,748
21,186	Winnebago Industries Inc	656,554
60,347	Wolverine World Wide Inc	984,863
17,850	XPEL Inc(a)(b)	790,041
		159,504,996
Shares		Fair Value
Consumer, Non-Cyclical — 17.30%
41,979	ABM Industries Inc	$ 1,617,031
65,600	Acadia Healthcare Co Inc(a)(b)	1,534,384
88,571	ACADIA Pharmaceuticals Inc(a)	1,971,590
75,064	AdaptHealth Corp(a)	893,262
13,348	Addus HomeCare Corp(a)	1,250,040
170,566	ADMA Biologics Inc(a)	1,536,800
362,889	ADT Inc	2,384,181
35,382	Alarm.com Holdings Inc(a)	1,528,149
117,935	Alkermes PLC(a)	4,170,182
27,814	AMN Healthcare Services Inc(a)	510,109
120,458	Amneal Pharmaceuticals Inc(a)	1,497,293
26,712	Amphastar Pharmaceuticals Inc(a)	523,288
24,477	Andersons Inc	1,756,959
12,737	ANI Pharmaceuticals Inc(a)	979,475
72,167	Apellis Pharmaceuticals Inc(a)(b)	2,903,278
60,027	Arcus Biosciences Inc(a)	1,296,583
78,231	Arlo Technologies Inc(a)	1,113,227
30,978	Artivion Inc(a)	1,134,414
31,472	Astrana Health Inc(a)	771,693
31,437	Avanos Medical Inc(a)	440,432
30,332	Azenta Inc(a)	640,915
29,501	BioLife Solutions Inc(a)	562,879
94,988	BrightSpring Health Services Inc(a)	4,047,439
32,169	Cal-Maine Foods Inc	2,546,176
82,247	Catalyst Pharmaceuticals Inc(a)	2,036,436
91,195	Certara Inc(a)	519,811
25,742	Chefs' Warehouse Inc(a)	1,530,362
23,546	Collegium Pharmaceutical Inc(a)	778,666
84,259	Concentra Group Holdings Parent Inc	1,807,356
22,785	CONMED Corp	805,678
66,461	Corcept Therapeutics Inc(a)	2,679,043
71,876	CoreCivic Inc(a)	1,359,175
22,923	CorVel Corp(a)	1,252,742
24,770	Covista Inc(a)	2,854,742
72,056	Cytek Biosciences Inc(a)	314,885
33,071	Deluxe Corp	910,775
34,167	Edgewell Personal Care Co	729,124
41,515	Embecta Corp	366,993
41,845	Enovis Corp(a)	951,974
45,005	EVERTEC Inc	1,270,041
68,988	Fortrea Holdings Inc(a)	649,867
23,946	Fresh Del Monte Produce Inc	964,066
98,243	GEO Group Inc(a)	1,651,465
41,409	Glaukos Corp(a)	4,458,093
73,243	Grocery Outlet Holding Corp(a)(b)	516,363
29,122	Harmony Biosciences Holdings Inc(a)	815,707
49,060	Healthcare Services Group Inc(a)	910,063

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
89,885	Hertz Global Holdings Inc(a)(b)	$ 414,370
17,531	ICU Medical Inc(a)	2,264,129
90,742	Indivior Pharmaceuticals Inc(a)	2,765,816
49,893	Innoviva Inc(a)	1,162,507
26,214	Insperity Inc	708,827
18,551	Inspire Medical Systems Inc(a)	956,861
25,397	Integer Holdings Corp(a)	2,234,936
51,917	Integra LifeSciences Holdings Corp(a)(b)	489,058
13,487	Interparfums Inc	1,225,159
10,495	J & J Snack Foods Corp	831,939
6,474	John B Sanfilippo & Son Inc	513,582
30,057	John Wiley & Sons Inc Class A	1,145,172
37,300	Korn Ferry	2,348,035
18,548	Krystal Biotech Inc(a)	4,791,319
100,270	Lamb Weston Holdings Inc	4,237,410
96,313	Laureate Education Inc(a)	3,355,545
86,148	Legalzoom.com Inc(a)	488,459
14,759	LeMaitre Vascular Inc	1,611,240
14,128	Ligand Pharmaceuticals Inc(a)	2,820,655
34,300	ManpowerGroup Inc	1,010,478
26,755	MarketAxess Holdings Inc	4,414,040
22,715	Matthews International Corp Class A	586,501
42,596	Merit Medical Systems Inc(a)	2,936,142
73,188	Mister Car Wash Inc(a)	510,120
36,917	Molina Healthcare Inc(a)	4,921,036
20,727	Monro Inc	332,461
17,004	National Beverage Corp(a)	572,185
9,144	National HealthCare Corp	1,460,297
158,531	Neogen Corp(a)	1,472,753
94,659	NeoGenomics Inc(a)	702,370
33,329	Omnicell Inc(a)	1,112,522
182,082	Organon & Co	1,090,671
28,833	Pacira BioSciences Inc(a)	651,626
214,511	Payoneer Global Inc(a)	1,036,088
60,673	Pediatrix Medical Group Inc(a)	1,297,795
44,012	Perdoceo Education Corp	1,637,687
95,777	Perrigo Co PLC	1,028,645
14,920	Phibro Animal Health Corp Class A	825,225
33,631	Prestige Consumer Healthcare Inc(a)	1,993,309
84,913	Privia Health Group Inc(a)	1,746,660
28,709	PROG Holdings Inc	823,661
59,643	Progyny Inc(a)	1,012,738
42,227	Protagonist Therapeutics Inc(a)	4,450,726
57,675	PTC Therapeutics Inc(a)	3,929,398
32,262	Quanex Building Products Corp(b)	579,748
50,035	QuidelOrtho Corp(a)	822,075
49,908	RadNet Inc(a)	2,789,358
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
40,391	Reynolds Consumer Products Inc	$ 855,481
70,195	Robert Half Inc	1,782,953
74,235	Sarepta Therapeutics Inc(a)	1,615,354
78,481	Select Medical Holdings Corp	1,278,456
12,850	Sezzle Inc(a)	813,277
61,570	Simply Good Foods Co(a)	883,529
37,716	STAAR Surgical Co(a)	705,289
16,346	Strategic Education Inc	1,356,064
30,159	Stride Inc(a)	2,659,119
41,977	Supernus Pharmaceuticals Inc(a)	2,169,791
47,468	Tandem Diabetes Care Inc(a)	909,962
31,676	Teleflex Inc	3,788,766
97,034	TG Therapeutics Inc(a)	3,223,469
14,571	Tootsie Roll Industries Inc	622,491
24,916	TransMedics Group Inc(a)	2,476,899
5,366	UFP Technologies Inc(a)	1,038,858
43,193	United Natural Foods Inc(a)	1,946,277
17,490	Universal Corp	921,723
38,186	Upbound Group Inc	689,257
11,301	US Physical Therapy Inc	847,123
57,127	Veracyte Inc(a)	1,840,061
35,613	Vericel Corp(a)	1,145,670
113,578	Verra Mobility Corp(a)	1,623,030
78,182	Vestis Corp(a)	614,511
84,405	Vir Biotechnology Inc(a)	756,269
31,647	Vita Coco Co Inc(a)	1,516,208
27,891	Vital Farms Inc(a)	393,821
9,619	WD-40 Co	1,961,699
132,957	WillScot Holdings Corp	2,308,133
52,277	Xencor Inc(a)	630,461
		191,228,541
Energy — 7.03%
7,776	Alpha Metallurgical Resources Inc(a)	1,596,180
126,259	Archrock Inc	4,393,813
56,285	Atlas Energy Solutions Inc(b)	738,459
17,619	Bristow Group Inc	826,155
56,290	California Resources Corp	3,896,394
56,154	Comstock Resources Inc(a)	1,183,726
34,986	Core Laboratories Inc	587,415
36,721	Core Natural Resources Inc	3,845,790
176,494	Crescent Energy Co Class A	2,382,669
22,390	CVR Energy Inc(a)	753,424
132,939	DNOW Inc(a)	1,583,304
94,181	Enphase Energy Inc(a)	3,560,984
97,330	Helix Energy Solutions Group Inc(a)	962,594
72,680	Helmerich & Payne Inc	2,618,660
28,302	Innovex International Inc(a)	690,286
31,996	Kinetik Holdings Inc(b)	1,548,926
59,739	Kodiak Gas Services Inc	3,483,978
116,209	Liberty Energy Inc	3,346,819
129,849	Magnolia Oil & Gas Corp Class A	4,099,333

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Energy — (continued)
90,365	Noble Corp PLC	$ 4,434,211
75,256	Northern Oil & Gas Inc	2,199,733
71,193	Oceaneering International Inc(a)	2,525,216
36,402	Par Pacific Holdings Inc(a)	2,280,221
249,439	Patterson-UTI Energy Inc	2,701,424
87,314	Peabody Energy Corp	2,876,996
19,900	REX American Resources Corp(a)	906,843
66,279	RPC Inc	469,255
162,914	SM Energy Co	5,079,658
42,438	SolarEdge Technologies Inc(a)	2,166,460
165,011	Sunrun Inc(a)	2,237,549
91,706	Talos Energy Inc(a)	1,445,287
32,781	Tidewater Inc(a)	2,738,853
37,756	Warrior Met Coal Inc	3,516,971
		77,677,586
Financial — 23.92%
93,268	Acadia Realty Trust REIT	1,783,284
19,504	Acadian Asset Management Inc	1,061,408
57,253	Adamas Trust Inc REIT(b)	421,382
75,727	Air Lease Corp	4,917,711
35,020	American Assets Trust Inc REIT	644,718
45,878	Ameris Bancorp	3,578,025
13,228	AMERISAFE Inc	440,889
97,155	Apollo Commercial Real Estate Finance Inc REIT	1,025,957
156,584	Apple Hospitality Inc REIT	1,802,282
144,008	Arbor Realty Trust Inc REIT(b)	1,110,302
78,515	ARMOUR Residential Inc REIT(b)	1,309,630
50,346	Artisan Partners Asset Management Inc Class A	1,832,091
31,086	Assured Guaranty Ltd	2,532,887
101,931	Atlantic Union Bankshares Corp	3,643,014
40,621	Axos Financial Inc(a)	3,456,441
96,476	Banc of California Inc	1,696,048
15,320	BancFirst Corp(b)	1,662,220
30,598	Bancorp Inc(a)	1,644,031
28,262	Bank of Hawaii Corp	2,098,453
53,269	BankUnited Inc	2,405,628
24,650	Banner Corp	1,495,762
60,776	Beacon Financial Corp	1,823,280
262,293	BGC Group Inc Class A	2,565,226
114,590	Blackstone Mortgage Trust Inc Class A REIT (b)	2,194,398
31,715	Bread Financial Holdings Inc	2,375,136
89,035	Capitol Federal Financial Inc	634,820
47,894	Cathay General Bancorp	2,387,995
12,383	Centerspace REIT	711,403
20,186	Central Pacific Financial Corp	645,145
10,205	City Holding Co	1,219,702
Shares		Fair Value
Financial — (continued)
184,138	Cleanspark Inc(a)(b)	$ 1,567,014
20,063	Cohen & Steers Inc	1,254,941
37,573	Community Financial System Inc	2,203,656
71,198	Curbline Properties Corp REIT	1,836,197
165,984	Cushman & Wakefield Ltd(a)	2,034,964
22,687	Customers Bancorp Inc(a)	1,574,705
92,956	CVB Financial Corp	1,802,417
143,370	DiamondRock Hospitality Co REIT	1,343,377
29,082	Dime Community Bancshares Inc	983,553
117,789	Douglas Emmett Inc REIT	1,109,572
18,675	Eagle Bancorp Inc	464,447
31,780	Easterly Government Properties Inc REIT	681,045
87,730	Ellington Financial Inc REIT(b)	1,039,601
15,523	Employers Holdings Inc	638,616
19,992	Enact Holdings Inc	815,874
16,151	Encore Capital Group Inc(a)	1,132,508
17,685	Enova International Inc(a)	2,402,154
151,314	Essential Properties Realty Trust Inc REIT	4,593,893
68,199	eXp World Holdings Inc	408,512
40,819	EZCORP Inc Class A(a)	1,035,986
28,437	FB Financial Corp	1,477,018
141,174	First BanCorp	4,082,322
72,076	First Commonwealth Financial Corp	1,267,096
74,457	First Financial Bancorp	2,075,861
88,082	First Hawaiian Inc	2,170,340
63,527	First Interstate BancSystem Inc Class A(b)	2,121,802
78,444	Four Corners Property Trust Inc REIT	1,855,201
55,347	Franklin BSP Realty Trust Inc REIT(b)	469,896
137,796	Fulton Financial Corp	2,802,771
286,753	Genworth Financial Inc(a)	2,328,434
38,819	Getty Realty Corp REIT	1,234,444
146,134	Global Net Lease Inc REIT	1,367,814
18,770	Goosehead Insurance Inc Class A(a)	800,728
92,142	HA Sustainable Infrastructure Capital Inc	3,386,218
22,117	Hanmi Financial Corp	583,004
7,884	HCI Group Inc	1,218,945
29,394	Heritage Financial Corp	764,244
79,919	Highwoods Properties Inc REIT	1,711,066
29,185	Hilltop Holdings Inc	1,045,407
90,033	Hope Bancorp Inc	1,005,669
30,025	Horace Mann Educators Corp	1,281,467
35,485	Independent Bank Corp	2,668,827
19,907	Innovative Industrial Properties Inc REIT	998,535

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
50,994	Jackson Financial Inc Class A	$ 5,391,086
41,130	JBG SMITH Properties REIT(b)	600,909
42,473	Kemper Corp	1,297,975
84,008	Kennedy-Wilson Holdings Inc	908,967
18,028	Lakeland Financial Corp	1,034,447
121,884	Lincoln National Corp	4,326,882
34,934	LTC Properties Inc REIT	1,298,147
42,821	LXP Industrial Trust REIT	1,980,900
183,107	Macerich Co REIT	3,460,722
275,250	MARA Holdings Inc(a)(b)	2,246,040
18,012	Marcus & Millichap Inc	478,939
352,106	Medical Properties Trust Inc REIT(b)	1,630,251
21,892	Merchants Bancorp	939,386
19,181	Mercury General Corp	1,690,805
110,153	Millrose Properties Inc REIT	3,084,284
52,961	Moelis & Co Class A(b)	3,018,777
32,470	National Bank Holdings Corp Class A	1,271,525
48,605	Navient Corp	397,589
37,399	NBT Bancorp Inc	1,592,449
14,840	NexPoint Residential Trust Inc REIT	371,000
54,036	NMI Holdings Inc(a)	2,026,890
103,712	Northwest Bancshares Inc	1,316,105
31,992	OFG Bancorp	1,294,396
104,230	Outfront Media Inc REIT	2,762,095
18,946	Palomar Holdings Inc(a)	2,264,047
11,611	Park National Corp	1,897,818
15,634	Pathward Financial Inc	1,395,022
82,746	Pebblebrook Hotel Trust REIT	1,045,082
60,593	PennyMac Mortgage Investment Trust REIT	706,514
90,300	Phillips Edison & Co Inc REIT	3,379,026
49,340	Piper Sandler Cos	3,776,977
17,323	PJT Partners Inc Class A	2,420,370
26,728	PRA Group Inc(a)	467,740
8,345	Preferred Bank	756,808
37,263	ProAssurance Corp(a)	921,141
92,753	Provident Financial Services Inc	1,962,653
97,436	Radian Group Inc	3,223,183
91,100	Redwood Trust Inc REIT	511,071
69,151	Renasant Corp	2,498,426
398,671	Rithm Capital Corp REIT	3,779,401
45,457	Ryman Hospitality Properties Inc REIT	4,194,317
27,518	S&T Bancorp Inc	1,151,078
34,519	Safehold Inc REIT	467,042
10,249	Safety Insurance Group Inc	744,487
8,229	Saul Centers Inc REIT	268,101
69,016	Seacoast Banking Corp of Florida	2,090,495
36,038	ServisFirst Bancshares Inc	2,624,648
103,098	Simmons First National Corp Class A	2,005,256
Shares		Fair Value
Financial — (continued)
76,606	SiriusPoint Ltd(a)	$ 1,650,093
50,573	SL Green Realty Corp REIT	1,868,167
19,470	Southside Bancshares Inc	605,322
29,248	St Joe Co	1,836,774
33,047	Stellar Bancorp Inc	1,209,851
53,487	StepStone Group Inc Class A	2,552,400
21,778	Stewart Information Services Corp	1,341,089
50,949	StoneX Group Inc(a)	4,109,037
139,439	Sunstone Hotel Investors Inc REIT	1,256,345
82,048	Tanger Inc REIT	2,787,991
74,571	Terreno Realty Corp REIT	4,580,151
8,878	Tompkins Financial Corp	699,942
16,433	Triumph Financial Inc(a)	980,393
25,612	Trupanion Inc(a)	655,923
13,128	TrustCo Bank Corp	574,744
41,737	Trustmark Corp	1,758,797
73,036	Two Harbors Investment Corp REIT	834,071
87,133	United Community Banks Inc	2,743,818
16,471	United Fire Group Inc	610,415
9,508	Universal Health Realty Income Trust REIT	384,789
89,467	Urban Edge Properties REIT	1,787,551
58,864	Veris Residential Inc REIT	1,110,764
34,282	Victory Capital Holdings Inc Class A(b)	2,244,785
58,290	Virtu Financial Inc Class A	2,563,594
4,553	Virtus Investment Partners Inc	611,696
54,636	WaFd Inc	1,715,570
25,277	Walker & Dunlop Inc	1,121,793
17,519	Westamerica BanCorp	913,616
232,253	Western Union Co(b)	2,027,569
31,707	Whitestone REIT	512,068
83,874	WisdomTree Inc(b)	1,221,205
1,872	World Acceptance Corp(a)	252,795
38,397	WSFS Financial Corp	2,513,468
69,747	Xenia Hotels & Resorts Inc REIT	1,034,348
		264,401,612
Industrial — 16.52%
27,777	AAR Corp(a)	3,040,470
7,840	Alamo Group Inc	1,293,365
20,080	Albany International Corp Class A	1,048,377
10,946	American Woodmark Corp(a)	435,979
16,141	Apogee Enterprises Inc	541,369
15,710	ArcBest Corp	1,545,236
35,175	Arcosa Inc	3,733,475
10,002	Argan Inc	5,447,589
30,977	Armstrong World Industries Inc	5,105,010
17,121	Astec Industries Inc	921,795
21,442	AZZ Inc	2,683,037
21,276	Badger Meter Inc	3,241,398

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
25,386	Benchmark Electronics Inc	$ 1,423,139
27,080	Boise Cascade Co	2,054,018
31,774	Brady Corp Class A	2,581,320
49,104	Cactus Inc Class A	2,326,056
44,878	Casella Waste Systems Inc Class A(a)	3,560,620
11,860	CSW Industrials Inc	3,090,479
20,852	CTS Corp	995,892
26,879	Dorian LPG Ltd	919,262
8,912	DXP Enterprises Inc(a)	1,245,274
45,154	Energizer Holdings Inc	741,429
38,763	Enerpac Tool Group Corp	1,413,687
15,139	Enpro Inc	3,794,590
57,773	Enviri Corp(a)	1,133,506
18,615	ESCO Technologies Inc	5,237,703
36,484	Everus Construction Group Inc(a)	4,307,301
43,558	Federal Signal Corp	4,710,362
17,265	Forward Air Corp(a)	288,498
27,522	Franklin Electric Co Inc	2,536,703
51,382	Frontdoor Inc(a)	2,716,053
182,895	Gates Industrial Corp PLC(a)	4,135,256
22,200	Gibraltar Industries Inc(a)	885,114
31,154	Granite Construction Inc(b)	3,734,741
21,751	Greenbrier Cos Inc	1,145,190
27,976	Griffon Corp	2,033,296
145,331	Hayward Holdings Inc(a)	1,944,529
30,807	Heartland Express Inc	320,393
43,788	Hub Group Inc Class A	1,578,120
24,251	Ichor Holdings Ltd(a)	1,130,339
13,895	Insteel Industries Inc	467,011
29,603	International Seaways Inc	2,157,467
32,856	Itron Inc(a)	2,944,883
37,373	JBT Marel Corp	4,778,886
8,447	Kadant Inc	2,469,480
55,573	Kennametal Inc	2,007,852
62,204	Knowles Corp(a)	1,597,399
7,718	Lindsay Corp	918,982
43,501	Marten Transport Ltd	571,168
92,839	Masterbrand Inc(a)(b)	771,492
14,796	Materion Corp	2,140,241
22,387	Matson Inc	3,670,125
37,837	Mercury Systems Inc(a)	2,758,696
25,304	Metallus Inc(a)	413,467
175,762	Mirion Technologies Inc(a)	3,267,416
37,476	Mohawk Industries Inc(a)	3,689,887
112,723	Mueller Water Products Inc Class A	3,098,755
11,189	MYR Group Inc(a)	3,158,878
26,321	Napco Security Technologies Inc	1,036,784
3,954	National Presto Industries Inc	541,935
110,176	O-I Glass Inc(a)	1,157,950
11,120	OSI Systems Inc(a)	2,952,471
19,276	Plexus Corp(a)	3,904,161
6,806	Powell Industries Inc	3,682,590
38,852	Primoris Services Corp	5,557,390
17,386	Proto Labs Inc(a)	991,350
Shares		Fair Value
Industrial — (continued)
80,953	Ralliant Corp	$ 3,366,835
120,044	RXO Inc(a)	1,755,043
39,238	Sanmina Corp(a)	5,086,814
35,932	Schneider National Inc Class B	947,167
105,750	Sealed Air Corp	4,446,788
8,651	Standex International Corp	2,204,794
12,630	Tennant Co	838,632
56,820	Trinity Industries Inc	1,828,468
87,017	Vishay Intertechnology Inc	1,566,306
43,094	Werner Enterprises Inc	1,267,395
40,080	World Kinect Corp	924,646
22,873	Worthington Enterprises Inc	1,192,598
24,495	Worthington Steel Inc	743,423
106,821	Zurn Elkay Water Solutions Corp	4,789,854
		182,685,449
Technology — 8.15%
73,969	ACI Worldwide Inc(a)	3,033,469
37,648	ACM Research Inc Class A(a)	1,481,449
78,116	Adeia Inc	1,877,128
18,824	Agilysys Inc(a)	1,339,139
19,283	Alpha & Omega Semiconductor Ltd(a)	427,311
109,710	Amentum Holdings Inc(a)	2,861,237
31,099	ASGN Inc(a)	1,203,842
22,017	Axcelis Technologies Inc(a)	2,049,342
35,116	Blackline Inc(a)	1,299,292
103,605	Box Inc Class A(a)	2,449,222
63,477	Clear Secure Inc Class A	3,072,922
34,081	Cohu Inc(a)	1,043,560
31,731	Corsair Gaming Inc(a)	176,107
19,125	CSG Systems International Inc	1,528,852
26,398	Digi International Inc(a)	1,272,384
57,090	DigitalOcean Holdings Inc(a)	4,897,180
32,565	Diodes Inc(a)	2,222,887
19,700	Donnelley Financial Solutions Inc(a)	928,658
93,752	DoubleVerify Holdings Inc(a)	890,644
122,024	DXC Technology Co(a)	1,533,842
55,903	FormFactor Inc(a)	5,422,032
48,146	Grid Dynamics Holdings Inc(a)	274,432
19,721	Impinj Inc(a)	2,025,347
22,020	Insight Enterprises Inc(a)	1,475,560
37,434	Kulicke & Soffa Industries Inc	2,460,162
56,022	Life360 Inc(a)(b)	2,286,818
45,783	LiveRamp Holdings Inc(a)	1,214,165
58,787	MaxLinear Inc(a)	1,022,306
55,749	N-able Inc(a)	260,348
52,575	NCR Atleos Corp(a)	2,291,218
103,863	NCR Voyix Corp(a)	657,453
50,002	NetScout Systems Inc(a)	1,589,564
35,038	Paycom Software Inc	4,258,518
22,308	PDF Solutions Inc(a)	729,695
36,051	Penguin Solutions Inc(a)	634,498

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
41,793	Photronics Inc(a)	$ 1,688,855
108,699	Pitney Bowes Inc	1,201,124
40,088	Power Integrations Inc	2,052,506
30,003	Progress Software Corp(a)	769,577
60,558	Qorvo Inc(a)	4,687,189
54,508	RingCentral Inc Class A	2,027,152
41,908	Schrodinger Inc(a)	476,075
66,637	Semtech Corp(a)	5,123,719
27,143	SPS Commerce Inc(a)	1,511,051
66,022	Teradata Corp(a)	1,692,144
33,174	Ultra Clean Holdings Inc(a)	2,062,759
43,532	Veeco Instruments Inc(a)	1,473,994
81,728	Waystar Holding Corp(a)	1,970,462
191,596	ZoomInfo Technologies Inc(a)	1,145,744
		90,072,934
Utilities — 2.35%
27,636	American States Water Co	2,089,834
58,074	Avista Corp	2,331,090
42,649	California Water Service Group	1,933,706
17,328	Chesapeake Utilities Corp	2,189,739
25,356	Clearway Energy Inc Class A	993,195
61,751	Clearway Energy Inc Class C	2,426,197
27,323	H2O America(b)	1,603,040
126,049	Hawaiian Electric Industries Inc(a)	1,870,567
145,343	MDU Resources Group Inc	3,011,507
26,086	MGE Energy Inc	2,016,187
13,474	Middlesex Water Co	701,322
29,459	Northwest Natural Holding Co	1,567,808
29,848	Otter Tail Corp	2,619,759
12,509	Unitil Corp	653,470
		26,007,421
TOTAL COMMON STOCK — 99.37% (Cost $1,014,752,822)		$1,098,461,959
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
30,424,255	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	$ 30,424,255
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.75% (Cost $30,424,255)		$30,424,255
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.09%
924,000	U.S. Treasury Bills(e) 3.65%, 06/04/2026	918,048
TOTAL SHORT TERM INVESTMENTS — 0.09% (Cost $918,048)		$918,048
TOTAL INVESTMENTS — 102.21% (Cost $1,046,095,125)		$1,129,804,262
OTHER ASSETS & LIABILITIES, NET — (2.21)%		$(24,382,586)
TOTAL NET ASSETS — 100.00%		$1,105,421,676

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Index Futures	64	USD	8,039	Jun 2026	$119,034
				Net Appreciation	$119,034
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.39%
950	Centrus Energy Corp Class A(a)(b)	$ 164,910
90,004	Element Solutions Inc	3,072,737
12,340	Steel Dynamics Inc	2,221,200
		5,458,847
Communications — 2.47%
31,034	Applied Digital Corp(a)	736,747
18,638	BlackSky Technology Inc(a)(b)	468,932
7,143	Calix Inc(a)	349,936
23,101	Gilat Satellite Networks Ltd(a)	346,977
23,114	Q2 Holdings Inc(a)	1,093,292
4,910	Sphere Entertainment Co(a)	576,434
62,012	Viavi Solutions Inc(a)	2,063,759
		5,636,077
Consumer, Cyclical — 10.58%
25,816	Academy Sports & Outdoors Inc	1,457,313
56,043	Black Rock Coffee Bar Inc Class A(a)(b)	724,076
11,875	Boot Barn Holdings Inc(a)	1,738,025
7,049	Burlington Stores Inc(a)	2,293,604
26,190	Champion Homes Inc(a)	1,947,750
10,929	FirstCash Holdings Inc	2,054,652
14,501	IMAX Corp(a)	551,183
43,320	Life Time Group Holdings Inc(a)	1,167,041
30,128	Lindblad Expeditions Holdings Inc(a)	521,214
91,054	Lionsgate Studios Corp(a)	873,208
21,364	Ollie's Bargain Outlet Holdings Inc(a)	1,966,343
50,197	On Holding AG Class A(a)	1,707,702
22,903	Patrick Industries Inc	2,543,836
10,756	RB Global Inc	1,030,963
16,300	Signet Jewelers Ltd	1,379,632
3,236	VSE Corp(b)	596,718
11,021	Warby Parker Inc Class A(a)	232,212
36,786	YETI Holdings Inc(a)	1,346,000
		24,131,472
Consumer, Non-Cyclical — 26.96%
18,737	10X Genomics Inc Class A(a)	397,787
144,771	Adaptive Biotechnologies Corp(a)	2,009,421
100,029	ADMA Biologics Inc(a)	901,261
39,699	Alkermes PLC(a)	1,403,757
4,679	American Public Education Inc(a)	266,142
51,656	Arcutis Biotherapeutics Inc(a)	1,217,015
68,550	Artivion Inc(a)	2,510,301
7,759	Axsome Therapeutics Inc(a)	1,311,426
23,555	Azenta Inc(a)(b)	497,717
2,603	Billiontoone Inc Class A(a)(b)	205,481
56,022	BioLife Solutions Inc(a)	1,068,900
24,792	BioMarin Pharmaceutical Inc(a)	1,400,500
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,850	Celcuity Inc(a)	$ 1,124,279
35,509	Celsius Holdings Inc(a)	1,259,859
66,470	Ceribell Inc(a)	1,218,395
2,950	CG Oncology Inc(a)	199,656
5,563	Chefs' Warehouse Inc(a)	330,720
71,920	Cogent Biosciences Inc(a)	2,768,201
17,365	Cytokinetics Inc(a)	1,144,527
7,837	Dianthus Therapeutics Inc(a)	657,681
35,176	Edgewise Therapeutics Inc(a)(b)	1,108,044
6,691	Forte Biosciences Inc(a)(b)	173,297
6,974	FTI Consulting Inc(a)	1,232,794
14,109	GeneDx Holdings Corp(a)	906,080
21,865	HealthEquity Inc(a)	1,827,258
10,660	Herc Holdings Inc	1,061,203
5,912	Immunocore Holdings PLC ADR(a)(b)	178,247
11,595	iRhythm Technologies Inc(a)	1,368,442
30,896	Kiniksa Pharmaceuticals International PLC(a)	1,487,642
52,487	Legence Corp Class A(a)(b)	2,963,416
22,464	Lincoln Educational Services Corp(a)	913,836
18,406	Mama's Creations Inc(a)	282,348
16,963	Mineralys Therapeutics Inc(a)	459,528
9,862	Mirum Pharmaceuticals Inc(a)	911,052
8,646	Nektar Therapeutics(a)(b)	622,080
16,959	Neogen Corp(a)	157,549
39,362	NewAmsterdam Pharma Co NV(a)	1,259,978
119,028	Ocular Therapeutix Inc(a)	1,008,167
30,854	ORIC Pharmaceuticals Inc(a)	390,920
9,977	Paymentus Holdings Inc Class A(a)	253,416
19,187	Performance Food Group Co(a)	1,643,558
1,686	Praxis Precision Medicines Inc(a)	543,212
53,513	Privia Health Group Inc(a)	1,100,762
8,658	PTC Therapeutics Inc(a)	589,870
3,771	Rhythm Pharmaceuticals Inc(a)	327,964
24,123	Scholar Rock Holding Corp(a)	1,185,887
14,430	Sezzle Inc(a)	913,275
73,029	SI-BONE Inc(a)	922,356
81,183	Stevanato Group Spa	1,116,266
17,138	Structure Therapeutics Inc(a)	826,052
13,727	Tarsus Pharmaceuticals Inc(a)	962,949
16,856	Terns Pharmaceuticals Inc(a)	888,648
3,758	Transcat Inc(a)(b)	276,025
12,164	TransMedics Group Inc(a)	1,209,223
89,530	Trevi Therapeutics Inc(a)(b)	1,068,093
2,327	Turning Point Brands Inc	201,960
42,121	Twist Bioscience Corp(a)	2,001,590
18,467	Universal Technical Institute Inc(a)	666,659
42,399	Valvoline Inc(a)(b)	1,427,998
31,887	Vericel Corp(a)	1,025,805
9,033	Vita Coco Co Inc(a)	432,771
4,454	Willdan Group Inc(a)	340,998
24,016	Xenon Pharmaceuticals Inc(a)	1,396,530
		61,526,774

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Energy — 2.72%
79,611	Flowco Holdings Inc Class A	$ 1,639,987
17,533	Matador Resources Co	1,107,735
50,140	TechnipFMC PLC	3,466,178
		6,213,900
Financial — 9.24%
11,556	Cipher Mining Inc(a)(b)	148,726
23,988	Coastal Financial Corp(a)	1,825,487
7,238	Dave Inc(a)	1,260,063
34,756	Essent Group Ltd	2,031,141
6,413	Evercore Inc Class A(b)	1,914,345
41,473	Glacier Bancorp Inc	1,852,599
4,492	Marex Group PLC	200,253
11,355	Miami International Holdings Inc(a)	441,937
11,519	Neptune Insurance Holdings Inc Class A(a)(b)	278,645
11,929	Palomar Holdings Inc(a)	1,425,516
5,768	Piper Sandler Cos	441,540
31,276	Ryan Specialty Holdings Inc	1,055,252
27,365	Skyward Specialty Insurance Group Inc(a)	1,195,303
33,464	Stifel Financial Corp	2,473,659
4,673	StoneX Group Inc(a)	376,877
59,201	Terawulf Inc(a)(b)	854,270
30,630	Triumph Financial Inc(a)	1,827,386
33,732	Virtu Financial Inc Class A	1,483,533
		21,086,532
Industrial — 27.58%
20,295	AAON Inc	1,679,411
20,570	AAR Corp(a)	2,251,592
14,533	Advanced Drainage Systems Inc	1,992,910
10,377	Advanced Energy Industries Inc	3,348,762
3,155	Applied Optoelectronics Inc(a)	266,882
18,793	Arcosa Inc	1,994,689
814	Argan Inc	443,345
19,564	Astronics Corp(a)	1,305,506
3,336	Bel Fuse Inc Class B(b)	660,461
18,001	Boise Cascade Co	1,365,376
23,945	Cardinal Infrastructure Group Inc Class A(a)(b)	949,539
36,368	CECO Environmental Corp(a)	2,166,805
17,790	Construction Partners Inc Class A(a)	1,976,825
5,988	CSW Industrials Inc	1,560,353
4,885	Dycom Industries Inc(a)	1,655,136
9,941	ESCO Technologies Inc	2,797,099
270,829	Evolv Technologies Holdings Inc(a)	1,638,515
29,048	Flowserve Corp	2,135,319
6,905	FTAI Aviation Ltd	1,691,725
7,681	Generac Holdings Inc(a)	1,500,330
19,129	Itron Inc(a)	1,714,532
14,921	JBT Marel Corp	1,907,948
16,905	Kirby Corp(a)	2,246,336
Shares		Fair Value
Industrial — (continued)
25,094	Knight-Swift Transportation Holdings Inc	$ 1,444,913
27,054	Kratos Defense & Security Solutions Inc(a)	1,907,578
31,063	Mercury Systems Inc(a)	2,264,803
77,665	Mirion Technologies Inc(a)	1,443,792
12,575	Modine Manufacturing Co(a)	2,725,128
44,058	Montrose Environmental Group Inc(a)	964,430
8,993	MYR Group Inc(a)	2,538,904
5,705	nLight Inc(a)	325,299
27,913	Ondas Inc(a)(b)	252,334
2,336	OSI Systems Inc(a)	620,231
1,399	Primoris Services Corp	200,113
7,697	Regal Rexnord Corp	1,441,340
15,363	SPX Technologies Inc(a)	3,071,678
35,715	StandardAero Inc(a)	922,519
1,739	Standex International Corp	443,202
1,775	Sterling Infrastructure Inc(a)	722,904
6,122	TAT Technologies Ltd(a)	248,737
7,408	Xometry Inc Class A(a)	302,543
15,818	York Space Systems Inc(a)(b)	350,685
33,241	Zurn Elkay Water Solutions Corp	1,490,526
		62,931,055
Technology — 15.73%
10,492	Aehr Test Systems(a)(b)	389,043
23,244	Agilysys Inc(a)	1,653,578
43,093	Allegro MicroSystems Inc(a)(b)	1,358,722
4,319	Ambarella Inc(a)	222,321
120,538	AvePoint Inc(a)	1,146,316
50,343	Braze Inc Class A(a)	1,188,598
21,802	Descartes Systems Group Inc(a)	1,560,151
26,734	DigitalOcean Holdings Inc(a)	2,293,242
21,826	Everpure Inc Class A(a)	1,288,607
20,739	Fastly Inc Class A(a)	602,675
22,109	FormFactor Inc(a)	2,144,352
11,608	HeartFlow Inc(a)(b)	282,423
4,842	Hinge Health Inc Class A(a)	186,707
55,952	JFrog Ltd(a)	2,625,827
39,196	KBR Inc	1,444,765
11,223	MACOM Technology Solutions Holdings Inc(a)	2,492,292
42,287	Navan Inc Class A(a)(b)	559,880
55,358	nCino Inc(a)	829,263
29,768	Nutanix Inc Class A(a)	1,131,482
13,202	Ouster Inc(a)	242,521
34,208	Pattern Group Inc Class A(a)(b)	425,205
30,824	Procore Technologies Inc(a)(b)	1,756,968
10,742	PTC Inc(a)	1,530,628
2,535	Red Violet Inc(a)	87,711
62,125	SentinelOne Inc Class A(a)	800,170
21,010	SS&C Technologies Holdings Inc	1,419,646
24,493	Synaptics Inc(a)	1,715,490
55,064	Varonis Systems Inc(a)	1,182,224

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
71,596	Waystar Holding Corp(a)(b)	$ 1,726,180
101,719	Zeta Global Holdings Corp Class A(a)	1,619,366
		35,906,353
TOTAL COMMON STOCK — 97.67% (Cost $210,582,299)		$222,891,010
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,999,872	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	11,999,872
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.26% (Cost $11,999,872)		$11,999,872
TOTAL INVESTMENTS — 102.93% (Cost $222,582,171)		$234,890,882
OTHER ASSETS & LIABILITIES, NET — (2.93)%		$(6,680,149)
TOTAL NET ASSETS — 100.00%		$228,210,733
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.85%
28,700	Axalta Coating Systems Ltd(a)	$ 794,990
3,100	Cabot Corp	233,461
364,895	Ecovyst Inc(a)	4,692,550
13,202	Hawkins Inc	2,027,827
13,500	HB Fuller Co	832,680
75,900	Huntsman Corp	1,010,229
8,300	Innospec Inc	606,066
7,700	Kaiser Aluminum Corp	927,927
39,300	Olin Corp	1,168,389
48,741	Solstice Advanced Materials Inc	3,712,115
9,300	Sylvamo Corp	392,832
		16,399,066
Communications — 0.47%
9,500	Aviat Networks Inc(a)	214,795
10,000	ePlus Inc	752,500
112,200	National CineMedia Inc(b)	342,210
90,100	Stagwell Inc(a)(b)	566,729
52,500	WPP PLC(b)	816,375
		2,692,609
Consumer, Cyclical — 15.05%
4,100	Abercrombie & Fitch Co Class A(a)	374,617
3,800	Academy Sports & Outdoors Inc	214,510
50,300	Accel Entertainment Inc(a)	548,773
36,200	Adient PLC(a)	731,602
78,200	Arhaus Inc	530,196
2,000	Asbury Automotive Group Inc(a)	390,820
77,088	Atlanta Braves Holdings Inc Class C(a)	3,291,657
4,000	AutoNation Inc(a)	781,040
17,700	Bath & Body Works Inc	330,459
89,641	Blue Bird Corp(a)	5,090,712
16,020	Boot Barn Holdings Inc(a)	2,344,687
4,500	Boyd Gaming Corp	369,810
57,500	Brightstar Lottery PLC	732,550
10,500	Brunswick Corp	763,980
5,700	Carter's Inc	203,832
9,100	Central Garden & Pet Co(a)	334,607
4,400	Century Communities Inc	252,472
54,184	Churchill Downs Inc	4,867,349
7,800	Columbia Sportswear Co	427,518
37,045	Crocs Inc(a)	3,075,476
138,244	Dana Inc	4,651,911
9,100	Dolby Laboratories Inc Class A	546,546
9,100	Douglas Dynamics Inc	383,019
19,400	El Pollo Loco Holdings Inc(a)	268,884
24,600	Fox Factory Holding Corp(a)	404,916
20,700	G-III Apparel Group Ltd	573,390
348,407	Garrett Motion Inc	6,330,555
38,100	Gentex Corp	832,485
14,475	Global Industrial Co	456,252
2,900	Green Brick Partners Inc(a)	186,905
Shares		Fair Value
Consumer, Cyclical — (continued)
1,720	Group 1 Automotive Inc	$ 568,684
31,100	Harley-Davidson Inc	628,842
17,800	Haverty Furniture Cos Inc	377,004
19,700	Hilton Grand Vacations Inc(a)	770,664
18,800	JAKKS Pacific Inc(b)	374,496
3,400	KB Home	175,950
54,326	Kontoor Brands Inc	3,818,575
66,788	La-Z-Boy Inc	2,146,566
6,900	Lear Corp	835,452
38,100	Leggett & Platt Inc	376,428
197,873	Levi Strauss & Co Class A	3,658,672
1,600	M/I Homes Inc(a)	195,920
21,100	Macy's Inc	381,699
16,200	Marriott Vacations Worldwide Corp	1,054,944
27,800	Mattel Inc(a)	403,934
53,100	Methode Electronics Inc	293,112
6,300	Miller Industries Inc	286,965
23,800	MillerKnoll Inc	344,148
2,000	Monarch Casino & Resort Inc	191,200
8,500	MSC Industrial Direct Co Inc Class A	784,295
25,200	OneWater Marine Inc Class A(a)	238,140
10,700	Oxford Industries Inc	412,057
3,000	PC Connection Inc	175,380
41,700	PetMed Express Inc(a)	95,076
7,100	Polaris Inc	386,950
42,000	Portillo’s Inc Class A(a)(b)	222,180
54,734	Pursuit Attractions & Hospitality Inc(a)	2,004,906
2,900	PVH Corp	202,304
117,600	Resideo Technologies Inc(a)	3,964,296
56,826	Rush Enterprises Inc Class A	3,756,767
16,000	ScanSource Inc(a)	580,800
12,100	Sonic Automotive Inc Class A	829,697
11,900	Steven Madden Ltd	403,648
8,000	Thor Industries Inc(b)	639,120
31,500	Titan Machinery Inc(a)(b)	526,680
10,800	Travel + Leisure Co	747,252
7,900	Tri Pointe Homes Inc(a)	369,167
1,400	UniFirst Corp	352,226
11,700	United Parks & Resorts Inc(a)(b)	382,122
5,400	Vail Resorts Inc(b)	692,928
9,000	Visteon Corp	819,990
30,748	VSE Corp(b)	5,669,931
103,200	Wendy's Co(b)	717,240
19,900	Winnebago Industries Inc	616,701
107,871	YETI Holdings Inc(a)	3,947,000
		86,711,638
Consumer, Non-Cyclical — 15.28%
15,000	ABM Industries Inc	577,800
15,800	Acadia Healthcare Co Inc(a)(b)	369,562
45,680	ANI Pharmaceuticals Inc(a)	3,512,792
24,000	Ardent Health Inc(a)	205,440
22,700	Astrana Health Inc(a)	556,604
335,428	Avantor Inc(a)	2,629,756

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
74,800	B&G Foods Inc(b)	$ 359,788
43,500	BellRing Brands Inc(a)	699,915
23,709	Boyd Group Inc	3,031,433
8,000	Brink's Co	829,040
22,800	Calavo Growers Inc	588,012
5,400	Cass Information Systems Inc	237,708
116,696	CBIZ Inc(a)	3,133,288
5,832	Chemed Corp	2,202,980
98,615	Collegium Pharmaceutical Inc(a)	3,261,198
49,834	Colliers International Group Inc	5,326,756
238,061	Concentra Group Holdings Parent Inc	5,106,408
22,000	CONMED Corp	777,920
31,600	Custom Truck One Source Inc(a)	207,612
22,100	Edgewell Personal Care Co	471,614
26,238	Emerald Holding Inc(b)	118,333
11,400	Ennis Inc	244,188
11,000	Euronet Worldwide Inc(a)	730,070
72,800	Flowers Foods Inc	593,320
24,800	Forrester Research Inc(a)	140,368
70,100	Grocery Outlet Holding Corp(a)(b)	494,205
17,600	H&R Block Inc	558,624
22,400	Healthcare Services Group Inc(a)	415,520
25,300	Helen of Troy Ltd(a)	364,826
14,200	Herbalife Ltd(a)	209,024
31,791	Herc Holdings Inc	3,164,794
40,400	Inmode Ltd(a)	552,672
14,600	Insperity Inc	394,784
8,200	Interparfums Inc	744,888
7,400	John B Sanfilippo & Son Inc	587,042
64,190	John Wiley & Sons Inc Class A	2,445,639
20,900	Kforce Inc	611,116
48,519	Korn Ferry	3,054,271
19,500	Lamb Weston Holdings Inc	824,070
42,457	Lantheus Holdings Inc(a)	3,220,363
6,700	Laureate Education Inc(a)	233,428
11,800	LivaNova PLC(a)	750,008
13,800	ManpowerGroup Inc	406,548
5,200	Molina Healthcare Inc(a)	693,160
15,916	Morningstar Inc	2,690,600
3,700	Nathan's Famous Inc	372,701
10,600	National Research Corp(b)	179,988
305,117	NPK International Inc(a)	4,421,145
126,999	Option Care Health Inc(a)	3,418,813
96,600	Organon & Co	578,634
99,084	Pennant Group Inc(a)	3,020,080
35,033	Post Holdings Inc(a)	3,463,362
9,400	Prestige Consumer Healthcare Inc(a)	557,138
49,700	Resources Connection Inc	185,381
35,200	Reynolds Consumer Products Inc	745,536
31,700	Robert Half Inc	805,180
32,200	Sarepta Therapeutics Inc(a)	700,672
49,800	SIGA Technologies Inc	266,430
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
54,500	Simply Good Foods Co(a)	$ 782,075
86,482	Supernus Pharmaceuticals Inc(a)	4,470,255
115,800	TrueBlue Inc(a)	452,778
47,400	Upbound Group Inc	855,570
4,300	Utah Medical Products Inc	266,557
26,998	WEX Inc(a)	4,131,774
		88,001,556
Energy — 7.93%
131,368	Baytex Energy Corp	587,215
94,062	California Resources Corp	6,510,972
12,500	Core Laboratories Inc	209,875
57,587	Crescent Energy Co Class A(b)	777,424
11,200	CVR Energy Inc(a)	376,880
12,400	Delek US Holdings Inc	558,868
29,100	DNOW Inc(a)	346,581
16,800	Excelerate Energy Inc Class A	561,456
43,900	Expro Group Holdings NV(a)	764,299
38,600	Helix Energy Solutions Group Inc(a)	381,754
23,000	Innovex International Inc(a)	560,970
11,900	Kinetik Holdings Inc(b)	576,079
112,604	Kodiak Gas Services Inc	6,567,065
248,600	Kosmos Energy Ltd(a)	691,108
18,900	Murphy Oil Corp	779,625
9,700	National Energy Services Reunited Corp(a)	208,259
93,800	NextDecade Corp(a)(b)	718,508
7,900	Noble Corp PLC	387,653
18,900	Northern Oil & Gas Inc(b)	552,447
39,200	NOV Inc	737,352
62,149	Oceaneering International Inc(a)	2,204,425
60,600	Oil States International Inc(a)	705,384
12,400	Par Pacific Holdings Inc(a)	776,736
15,200	PBF Energy Inc Class A	723,824
57,400	ProFrac Holding Corp Class A(a)	355,880
50,300	ProPetro Holding Corp(a)	724,823
21,300	REX American Resources Corp(a)	970,641
53,800	RPC Inc	380,904
25,600	Select Water Solutions Inc	391,680
24,500	SM Energy Co	763,910
35,800	Talos Energy Inc(a)	564,208
2,500	Tidewater Inc(a)	208,875
86,700	VAALCO Energy Inc(b)	549,678
3,900	Valaris Ltd(a)	382,356
120,804	Viper Energy Inc Class A	5,676,580
147,824	WaterBridge Infrastructure LLC Class A	3,960,205
36,903	Weatherford International PLC	3,490,286
		45,684,785
Financial — 27.02%
8,300	1st Source Corp	574,443
9,556	Affiliated Managers Group Inc	2,644,145

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
38,704	Agree Realty Corp REIT	$ 2,917,508
29,900	Amerant Bancorp Inc	658,996
29,700	American Assets Trust Inc REIT	546,777
77,408	Ameris Bancorp	6,037,050
39,500	Apollo Commercial Real Estate Finance Inc REIT(b)	417,120
85,900	Ares Commercial Real Estate Corp REIT(b)	412,320
13,400	Arrow Financial Corp	449,838
30,200	Associated Banc-Corp	780,972
4,500	Assured Guaranty Ltd	366,660
23,378	Banc of California Inc	410,985
32,291	Bancorp Inc(a)	1,734,995
16,200	Bank of Marin Bancorp	415,206
5,300	Bank7 Corp	211,364
17,000	BankUnited Inc	767,720
7,000	BayCom Corp	208,075
25,656	Beacon Financial Corp	769,680
10,000	Bread Financial Holdings Inc	748,900
11,000	Bridgewater Bancshares Inc(a)	194,700
74,900	BrightSpire Capital Inc REIT(b)	419,440
6,600	Burke & Herbert Financial Services Corp	411,114
12,200	Camden National Corp	578,890
6,800	Capital Bancorp Inc	202,232
105,400	Capitol Federal Financial Inc	751,502
9,500	Carter Bankshares Inc(a)	221,540
15,600	Cathay General Bancorp	777,816
11,700	Central Pacific Financial Corp	373,932
12,880	Chiron Real Estate Inc REIT	426,070
15,600	ChoiceOne Financial Services Inc	438,672
19,400	Civista Bancshares Inc	442,126
129,600	Claros Mortgage Trust Inc REIT(a)	308,448
20,300	CNB Financial Corp	587,888
18,700	CNO Financial Group Inc	767,822
7,000	Community Trust Bancorp Inc	425,040
19,100	Community West Bancshares	445,030
28,445	ConnectOne Bancorp Inc	761,473
102,309	Curbline Properties Corp REIT	2,638,549
22,500	CVB Financial Corp	436,275
46,300	DiamondRock Hospitality Co REIT	433,831
22,800	Dime Community Bancshares Inc	771,096
57,900	Douglas Emmett Inc REIT	545,418
30,700	Eagle Bancorp Inc	763,509
73,400	Empire State Realty Trust Inc Class A REIT	381,680
10,900	Employers Holdings Inc	448,426
18,400	Enact Holdings Inc(b)	750,904
13,900	Enterprise Financial Services Corp	752,129
12,900	Essent Group Ltd	753,876
24,600	F&G Annuities & Life Inc	622,872
34,790	Farmers National Banc Corp	457,836
73,406	FB Financial Corp	3,812,708
Shares		Fair Value
Financial — (continued)
28,646	Federal Agricultural Mortgage Corp Class C	$ 4,249,634
13,200	Federated Hermes Inc	748,572
139,001	Fidelis Insurance Holdings Ltd	2,656,309
14,200	Financial Institutions Inc	450,282
3,100	Finward Bancorp	112,530
152,606	First Busey Corp	3,856,354
127,714	First Financial Bancorp	3,560,666
6,100	First Financial Corp	385,520
129,121	First Foundation Inc(a)	761,814
31,200	First Hawaiian Inc	768,768
11,200	First Internet Bancorp	228,256
20,196	First Merchants Corp	782,191
10,900	First Mid Bancshares Inc	448,971
7,300	First Western Financial Inc(a)	179,434
21,898	FirstService Corp	3,042,508
9,800	Firstsun Capital Bancorp(a)(b)	357,308
11,500	Five Star Bancorp(b)	433,780
65,500	Flagstar Bank NA	862,635
49,800	Flushing Financial Corp	764,928
110,650	Granite Point Mortgage Trust Inc REIT	160,442
9,000	Great Southern Bancorp Inc	568,170
75,222	Hanmi Financial Corp	1,982,852
3,200	Hanover Insurance Group Inc	554,720
45,700	Heritage Commerce Corp	570,336
17,000	Heritage Financial Corp(b)	442,000
21,300	Hilltop Holdings Inc	762,966
2,700	Hingham Institution For Savings(b)	771,768
6,200	Home Bancorp Inc	375,596
165,379	Home BancShares Inc	4,453,657
68,400	Hope Bancorp Inc	764,028
13,300	Horace Mann Educators Corp	567,644
15,600	Independent Bank Corp	636,828
17,480	International Money Express Inc(a)	276,184
86,100	Kearny Financial Corp	650,055
25,000	Kemper Corp	764,000
11,200	Legacy Housing Corp(a)	228,816
15,900	Lincoln National Corp	564,450
17,300	Live Oak Bancshares Inc	572,111
99,690	Marex Group PLC	4,444,180
39,403	McGrath RentCorp	4,345,363
11,200	Mercantile Bank Corp	565,600
17,800	Merchants Bancorp	763,798
7,200	MGIC Investment Corp	189,000
6,200	Mid Penn Bancorp Inc	199,392
37,200	Midland States Bancorp Inc	829,932
4,200	MVB Financial Corp	104,286
98,900	Navient Corp	809,002
27,100	NB Bancorp Inc	570,997
20,100	NMI Holdings Inc(a)	753,951
5,807	Northeast Bank	652,533
4,800	Northeast Community Bancorp Inc	114,240
17,200	Northfield Bancorp Inc	232,888
46,000	Northpointe Bancshares Inc	793,960
41,900	OceanFirst Financial Corp	755,876

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
5,300	Origin Bancorp Inc	$ 219,738
71,400	Park Hotels & Resorts Inc REIT(b)	751,842
11,100	Peapack-Gladstone Financial Corp	390,831
45,700	Pebblebrook Hotel Trust REIT(b)	577,191
17,600	Peoples Bancorp Inc	578,512
2,100	Peoples Financial Services	111,993
121,546	Perella Weinberg Partners	2,207,275
49,565	Popular Inc	6,650,136
8,340	Preferred Bank	756,355
63,085	Prosperity Bancshares Inc	4,238,050
36,603	Provident Financial Services Inc	774,519
22,600	Radian Group Inc	747,608
9,500	RBB Bancorp	203,015
10,700	S&T Bancorp Inc	447,581
37,553	ServisFirst Bancshares Inc	2,734,985
13,100	Seven Hills Realty Trust	107,682
19,451	Shore Bancshares Inc	363,345
7,400	Sierra Bancorp	251,008
33,000	Simmons First National Corp Class A	641,850
80,382	Skyward Specialty Insurance Group Inc(a)	3,511,086
39,200	SLM Corp	839,272
8,000	Southern First Bancshares Inc(a)	436,000
8,900	Southern Missouri Bancorp Inc	569,066
14,200	Southside Bancshares Inc	441,478
60,716	SouthState Bank Corp	5,617,444
83,802	STAG Industrial Inc REIT	3,021,900
10,200	Stewart Information Services Corp	628,116
59,797	Stifel Financial Corp	4,420,194
6,400	Towne Bank	215,488
4,000	TriCo Bancshares	190,160
17,300	TrustCo Bank Corp	757,394
6,700	United Community Banks Inc	210,983
16,900	Univest Financial Corp	578,994
47,200	Valley National Bancorp	579,616
9,000	Virtu Financial Inc Class A	395,820
5,880	Virtus Investment Partners Inc	789,978
28,300	Vornado Realty Trust REIT	735,517
8,300	Voya Financial Inc	567,056
23,840	WaFd Inc	748,576
7,500	Walker & Dunlop Inc	332,850
17,300	Washington Trust Bancorp Inc	578,858
35,542	Western Alliance Bancorp	2,518,151
320	White Mountains Insurance Group Ltd	703,027
27,923	Wintrust Financial Corp	3,879,622
		155,637,841
Industrial — 19.53%
244,820	Aebi Schmidt Holding AG	2,377,202
11,900	Albany International Corp Class A	621,299
Shares		Fair Value
Industrial — (continued)
11,800	American Woodmark Corp(a)	$ 469,994
11,600	Apogee Enterprises Inc	389,064
46,522	Arcosa Inc	4,937,845
123,712	Array Digital Infrastructure Inc	5,708,072
4,000	Arrow Electronics Inc(a)	573,640
9,900	Atkore Inc	583,209
87,213	Atmus Filtration Technologies Inc	4,951,082
12,500	Avnet Inc	770,250
38,407	Bel Fuse Inc Class B	7,603,818
12,300	Cactus Inc Class A	582,651
61,246	CECO Environmental Corp(a)	3,649,037
47,200	Columbus McKinnon Corp	685,816
20,400	Energizer Holdings Inc	334,968
74,711	Enerpac Tool Group Corp	2,724,710
19,400	Fluor Corp(a)	905,010
17,800	Fortune Brands Innovations Inc	693,666
25,818	GATX Corp	4,408,165
24,800	Graphic Packaging Holding Co	246,512
14,700	Greenbrier Cos Inc	773,955
72,068	Griffon Corp	5,237,902
25,100	Ingram Micro Holding Corp(b)	585,081
29,282	International Seaways Inc	2,134,072
6,000	Itron Inc(a)	537,780
103,900	Janus International Group Inc(a)	535,085
10,754	Kadant Inc	3,143,932
15,600	Kimball Electronics Inc(a)	369,564
56,716	Knife River Corp(a)	4,630,861
7,800	L B Foster Co Class A(a)	217,620
5,000	Landstar System Inc	801,550
5,200	Lindsay Corp	619,164
26,576	Matson Inc	4,356,869
27,604	Moog Inc Class A	8,078,035
27,500	Myers Industries Inc	582,450
9,506	Powell Industries Inc	5,143,507
3,200	Sanmina Corp(a)	414,848
15,700	Schneider National Inc Class B	413,852
21,900	Sensata Technologies Holding PLC	771,318
10,800	Sonoco Products Co	584,172
32,981	TD SYNNEX Corp	5,564,225
8,400	Tennant Co	557,760
4,600	Thermon Group Holdings Inc(a)	231,840
7,700	Timken Co	774,389
79,165	Trex Co Inc(a)	2,883,189
122,107	TriMas Corp	4,388,526
77,164	TTM Technologies Inc(a)	7,517,317
8,400	UFP Industries Inc	773,808
37,600	Vishay Intertechnology Inc	676,800
150,434	Vontier Corp	5,335,894
26,400	World Kinect Corp(b)	609,048
		112,460,423
Technology — 6.50%
14,000	ACI Worldwide Inc(a)	574,140
11,400	Amdocs Ltd	743,964
177,576	Amentum Holdings Inc(a)	4,631,182

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
18,000	ASGN Inc(a)	$ 696,780
90,211	BILL Holdings Inc(a)	3,455,081
96,215	Crane NXT Co(b)	3,905,367
84,512	Donnelley Financial Solutions Inc(a)	3,983,896
19,300	Genpact Ltd	718,925
6,700	Ibotta Inc Class A(a)(b)	200,799
8,500	Insight Enterprises Inc(a)	569,585
8,200	Maximus Inc	525,620
74,400	N-able Inc(a)	347,448
5,800	Paycom Software Inc	704,932
68,751	PDF Solutions Inc(a)	2,248,845
20,400	Photronics Inc(a)	824,364
5,700	Science Applications International Corp	541,044
61,982	Ultra Clean Holdings Inc(a)	3,854,041
71,049	V2X Inc(a)	4,866,857
138,237	Waystar Holding Corp(a)	3,332,894
12,000	Workiva Inc(a)	715,560
		37,441,324
Utilities — 3.69%
7,000	Artesian Resources Corp Class A	222,950
94,270	Avista Corp	3,783,998
12,800	Black Hills Corp	888,448
9,800	H2O America(b)	574,966
163,441	MDU Resources Group Inc	3,386,497
13,900	New Jersey Resources Corp	763,388
14,200	Northwest Natural Holding Co	755,724
6,800	Northwestern Energy Group Inc	448,392
Shares		Fair Value
Utilities — (continued)
6,500	ONE Gas Inc	$ 559,845
4,300	Otter Tail Corp	377,411
14,300	Portland General Electric Co	754,611
8,200	Spire Inc	742,428
8,214	Talen Energy Corp(a)	2,622,155
135,404	UGI Corp	4,931,414
8,000	Unitil Corp	417,920
		21,230,147
TOTAL COMMON STOCK — 98.32% (Cost $490,840,022)		$566,259,389
GOVERNMENT MONEY MARKET MUTUAL FUNDS
16,542,927	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.60%(d)	16,542,927
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.87% (Cost $16,542,927)		$16,542,927
TOTAL INVESTMENTS — 101.19% (Cost $507,382,949)		$582,802,316
OTHER ASSETS & LIABILITIES, NET — (1.19)%		$(6,869,067)
TOTAL NET ASSETS — 100.00%		$575,933,249

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2026.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2026

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	49
Average notional long	$6,182,310

March 31, 2026